Fees Summary	May 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 362,880,000.00
Total Fee Amount	50,113.72
Total Offset Amount	0.00
Net Fee	$ 50,113.72
Offering Table N/A
Offset Table N/A	N/A